Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Detail) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2022 MXN ($)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)		Dec. 31, 2020 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 731,196,679			$ 722,929,631		$ 639,343,370
Additions		227,067,886			231,539,820		198,788,458
Retirements		(97,343,915)	[1]		(92,643,640)	[2]	(106,489,087)
Business combinations		1,475,682	[1],[2],[3]				1,053,921
Revaluation adjustments		(51,540,632)	[4]				107,152,628
Transfers		(4,121,663)			(1,966,088)		(62,050,212)	[5]
Incorporation (merger, spin-off, sale)	[6]	(14,851,922)
Effect of translation of foreign subsidiaries		(23,287,597)			(17,201,315)		(8,756,866)
Depreciation of the year		111,368,308			111,461,729	[7]	108,162,793	[7]
Ending balance		657,226,210		$ 33,853	731,196,679		722,929,631
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,408,997,290			1,355,800,837		1,319,587,687
Additions		227,067,886			231,539,820		198,788,458
Retirements		(160,497,007)	[1]		(127,800,314)	[2]	(143,373,691)
Business combinations		1,475,682	[1],[2],[3]				1,053,921
Revaluation adjustments		(55,639,215)	[4]				107,152,628
Transfers		(3,847,652)			(1,000,104)		(62,050,212)
Incorporation (merger, spin-off, sale)	[6]	(19,176,964)
Effect of translation of foreign subsidiaries		(81,188,566)			(49,542,949)		(65,357,954)
Depreciation of the year		0
Ending balance		1,317,191,454			1,408,997,290		1,355,800,837
Cost [member] | Network in operation and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,111,714,837			1,057,592,243		990,673,603
Additions		56,307,013			89,696,150		90,387,449
Retirements		(64,315,475)	[1]		(45,044,049)	[2]	(19,574,391)
Business combinations		1,415,252	[1],[2],[3]				996,974
Revaluation adjustments		(55,639,215)	[4]				107,152,628
Transfers		63,171,840			53,531,590		(62,050,212)
Incorporation (merger, spin-off, sale)	[6]	(18,399,253)
Effect of translation of foreign subsidiaries		(68,236,057)			(44,061,097)		(49,993,808)
Ending balance		1,026,018,942			1,111,714,837		1,057,592,243
Cost [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		48,019,609			48,887,578		50,801,253
Additions		596,165			784,460		570,062
Retirements		(2,021,550)	[1]		(473,785)	[2]	(2,853,037)
Business combinations							0
Transfers		737,667			38,250
Effect of translation of foreign subsidiaries		(3,577,615)			(1,216,894)		369,300
Ending balance		43,754,276			48,019,609		48,887,578
Cost [member] | Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		152,140,132			157,022,845		162,340,564
Additions		12,325,614			10,782,903		17,474,218
Retirements		(13,642,510)	[1]		(11,994,756)	[2]	(14,454,598)
Business combinations		23,723	[1],[2],[3]				55,848
Transfers		559,935			(1,800,756)
Incorporation (merger, spin-off, sale)	[6]	(698,522)
Effect of translation of foreign subsidiaries		(5,468,249)			(1,870,104)		(8,393,187)
Ending balance		145,240,123			152,140,132		157,022,845
Cost [member] | Construction in process and advances plant suppliers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[2]	63,324,666			67,501,913		81,539,174
Additions	[2]	96,511,498			83,366,813		59,635,316
Retirements	[2]	(49,559,746)	[1]		(47,178,796)		(68,661,847)
Business combinations	[2]	36,707	[1],[3]				1,099
Transfers	[2]	(48,393,706)			(38,944,421)
Incorporation (merger, spin-off, sale)	[6]	(72,194)
Effect of translation of foreign subsidiaries	[2]	(2,027,587)			(1,420,843)		(5,011,829)
Ending balance	[2]	59,819,638			63,324,666		67,501,913
Cost [member] | Spare parts for operation of the network [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		33,798,046			24,796,258		34,233,093
Additions		61,327,596			46,909,494		30,721,413
Retirements		(30,957,726)	[1]		(23,108,928)	[2]	(37,829,818)
Business combinations							0
Transfers		(19,923,388)			(13,824,767)
Incorporation (merger, spin-off, sale)	[6]	(6,995)
Effect of translation of foreign subsidiaries		(1,879,058)			(974,011)		(2,328,430)
Ending balance		42,358,475			33,798,046		24,796,258
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		677,800,611			632,871,206		680,244,317
Retirements		(63,153,092)	[1]		(35,156,674)	[2]	(36,884,604)
Revaluation adjustments	[4]	(4,098,583)
Transfers		274,011			965,984		(62,050,212)
Incorporation (merger, spin-off, sale)	[6]	(4,325,042)
Effect of translation of foreign subsidiaries		(57,900,969)			(32,341,634)		(56,601,088)
Depreciation of the year		111,368,308			111,461,729	[7]	108,162,793	[7]
Ending balance		659,965,244			677,800,611		632,871,206
Accumulated depreciation [member] | Network in operation and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		574,672,058			531,267,306		580,370,101
Retirements		(52,703,338)	[1]		(24,322,904)	[2]	(25,726,856)
Revaluation adjustments	[4]	(4,098,583)
Transfers		(71,627)			638,066
Incorporation (merger, spin-off, sale)	[6]	4,827,813
Effect of translation of foreign subsidiaries		(52,313,781)			(29,767,613)		(50,897,558)
Depreciation of the year		95,577,534			96,857,203	[7]	89,571,831	[7]
Ending balance		565,890,076			574,672,058		531,267,306
Accumulated depreciation [member] | Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		93,259,679			92,444,017		90,332,191
Retirements		(9,711,246)	[1]		(10,522,319)	[2]	(9,317,821)
Transfers		298,060			549,855
Incorporation (merger, spin-off, sale)	[6]	(8,940,398)
Effect of translation of foreign subsidiaries		(3,146,276)			(1,879,241)		(5,120,175)
Depreciation of the year		13,814,586			12,667,367	[7]	16,549,822	[7]
Ending balance		85,574,405			93,259,679		92,444,017
Accumulated depreciation [member] | Spare parts for operation of the network [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		19,371			72,484		74,717
Retirements		(115,552)	[1]		(92,421)	[2]	(176,131)
Incorporation (merger, spin-off, sale)	[6]	6,717
Effect of translation of foreign subsidiaries		(84,295)			(26,823)		38,898
Depreciation of the year		274,914			66,131	[7]	135,000	[7]
Ending balance		101,155			19,371		72,484
Accumulated depreciation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		9,849,503			9,087,399		9,467,308
Retirements		(622,956)	[1]		(219,030)	[2]	(1,663,796)
Transfers		47,578			(221,937)
Incorporation (merger, spin-off, sale)	[6]	(219,174)
Effect of translation of foreign subsidiaries		(2,356,617)			(667,957)		(622,253)
Depreciation of the year		1,701,274			1,871,028	[7]	1,906,140	[7]
Ending balance		$ 8,399,608			$ 9,849,503		$ 9,087,399

[1]	Includes disposals of Chile’s separation process as a result of the Claro Chile, SpA joint venture. See Note 12b. Also includes disposals related to the sale of Claro Panama. See Note 2Ac and disposals related to the partial
sale Claro Peru’s towers to Sitios Latam as of December 31, 2022.
[2]	Construction in progress includes fixed and mobile network facilities as well as satellite developments and fiber optic which is in the process of being installed
[3]	“Business Combination” includes the acquisition of Assets of Grupo Oi, Jonava and Ustore, in Brazil. See Note 12a.
[4]	¨Revaluation adjustments” include the surplus associated with the 29,090 telecommunications towers, for an amount of $50,880,804 that was transferred as part of the spin-off of assets to Sitios Latam described in Note 12d.

[5]	This transfer on 2020 relates to the accumulated depreciation as at the revaluation date that was eliminated against the gross carrying amount of the revalued asset.
[6]	“Incorporation (merger, spin-off, sale)” includes disposals associated as spin-off of assets to Sitios Latam described in Note 12d.
[7]	Restated for discontinued operations